FEDERATED INVESTMENT SERIES FUNDS, INC.

                          Federated Investors Funds
                             5800 Corporate Drive
                     Pittsburgh, Pennsylvania 15237-7000

                               February 3, 2006

EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549


     RE: FEDERATED INVESTMENT SERIES FUNDS, INC. (the "Fund")
            Federated Bond Fund
           1933 Act File No. 33-48847
           1940 Act File No. 811-07021


Dear Sir or Madam:

      Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Fund hereby certifies that the definitive forms of Prospectus and Statement of Additional Information dated January 31, 2006, that would have been filed under Rule 497(c), do not differ from the forms of Prospectus and Statement of Additional Information contained in the most recent Registration Statement for the Fund. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 27 on January 27, 2006.

      If you have any questions regarding this certification, please contact Mark Nagarajan at (412) 288-7420.

                                                Very truly yours,



                                                /s/ Andrew P. Cross
                                                Andrew P. Cross
                                                Assistant Secretary